April 30, 1998




                        P   H   O   E   N  I  X

                            F   U   N   D  S






                           SEMIANNUAL REPORT



                                                  PHOENIX MULTI-SECTOR
                                                  FIXED INCOME FUND, INC.





[LOGO] PHOENIX
       INVESTMENT PARTNERS

              -----------------------------------------------------
              Mutual funds are not insured by the FDIC; are not deposits or other obligations of a bank and are not guaranteed by a bank; and are subject to investment risks, including possible loss of the principal invested.
              -----------------------------------------------------

CHAIRMAN'S
MESSAGE
                    Dear Phoenix Funds Shareholder:

                       I'm pleased to make you aware that we recently changed
                    our corporate name to Phoenix Investment Partners, Ltd. We feel this new name better fits the growing investment management firm we have been building and reflects our commitment to partnership and excellence in serving the financial needs of investors like you.

                       Over the past year, we have added several of the
                    industry's most experienced and talented money managers to our team to provide you with a wider variety of quality investment products. Phoenix Investment Partners offers you access to the distinct investment styles of independent money managers across the U.S. and around the world:

                       Aberdeen Fund Managers, Inc.
                       Duff & Phelps Investment Management Co.
                       Phoenix Investment Counsel, Inc.
                       Roger Engemann & Associates, Inc.
                       Seneca Capital Management LLC
                       Classic Value group, led by Chris Bertelsen
                       Quantitative Value group, led by Steve Colton and Dong
                    Hao Zhang

                       As always, we are committed to providing you with sound
                    investments and outstanding service--now with even more choices, including value-style mutual funds. To learn more about our new partners and their distinctive investment styles, contact your financial advisor or call a marketing specialist at 1-800-243-4361.

                                              Sincerely,

                                                [SIGNATURE]
                                              Philip R. McLoughlin
                                               PRESIDENT, PHOENIX FUNDS

PHOENIX MULTI-SECTOR FIXED INCOME FUND, INC.
-------------------------------------------------------------------

INVESTOR PROFILE
  Phoenix Multi-Sector Fixed Income Fund is designed for moderately risk-averse investors seeking to maximize current income consistent with preservation of capital.

INVESTMENT ADVISER'S REPORT
  Phoenix Multi-Sector Fixed Income Fund continued to provide investors with above-average returns. For the six months ended April 30, 1998, Class A shares returned 6.98%, Class B shares returned 6.60%, Class C shares returned 6.66%, and Class M shares returned 6.85% compared with 3.59% for the Lehman Brothers Aggregate Bond Index.* All performance figures assume reinvestment of dividends and exclude the effect of sales charges.

  The Fund's overweighting in such non-conventional sectors as commercial mortgages, nonagency mortgages, and taxable municipal issues contributed positively to performance. Our focus on sovereign debt issues of Latin America and Eastern Europe, especially Brazil and Bulgaria, also helped performance. As spreads narrowed, we took profits in some of the portfolio's more credit-sensitive residential mortgage holdings. Foreign investing involves special risks, such as currency fluctuation, less public disclosure as well as economic and political risks.

OUTLOOK
  Given our outlook for moderate growth and benign inflation in the United States, we will continue to emphasize domestic high-yield issues. The emphasis will be on telecommunications carriers and oil and gas exploration and production companies based on the improving fundamentals in this sector.

  We also believe that emerging markets offer attractive opportunities for long-term appreciation. Our focus is on identifying emerging countries that are experiencing the types of improvements in their infrastructure associated with a better standard of living.

  The portfolio will continue to maintain a duration that is neutral to the benchmark. As of April 30, 1998 the Fund's duration was 4.8 years.

* The Lehman Brothers Aggregate Bond Index is an unmanaged, commonly used measure of bond performance. The Index is not available for direct investment.

PHOENIX MULTI-SECTOR FIXED INCOME FUND, INC.
------------------------------------------------------

                         INVESTMENTS AT APRIL 30, 1998
                                  (UNAUDITED)

                                                 STANDARD
                                                   &
                                                 POOR'S        PAR
                                                 RATING       VALUE
                                                 (UNAUDITED)   (000)              VALUE
                                                 -----      ----------       ---------------
U.S. GOVERNMENT SECURITIES--0.4%
U.S. TREASURY BONDS--0.4%
  U.S Treasury Notes 5.50%, 2/15/08........      AAA        $    1,500       $     1,480,890
                                                                             ---------------
TOTAL U.S. GOVERNMENT SECURITIES
  (Identified cost $1,486,204)........................................             1,480,890
                                                                             ---------------
AGENCY SECURITIES--0.0%
AGENCY MORTGAGE-BACKED SECURITIES--0.0%
  FHLMC 8.75%, 3/15/20.....................      AAA               100               100,536
                                                                             ---------------
TOTAL AGENCY SECURITIES
  (Identified cost $103,557)..........................................               100,536
                                                                             ---------------
MUNICIPAL BONDS--4.7%
CALIFORNIA--0.1%
  Fresno California Pension Obligation
    7.80%, 6/1/14 (f)......................      AAA               500               556,875
                                                                             ---------------
COLORADO--0.8%
  Denver City and County School District 01
    Taxable 6.76%, 12/15/07 (f)............      AAA             3,000             3,105,000
                                                                             ---------------
FLORIDA--1.4%
  Palm Beach Waste Revenue Project B
    Taxable 10.50%, 1/1/11 (l).............      NR              3,750             2,925,000
  University of Miami Exchangeable Revenue
    Series A Taxable 7.65%, 4/1/20.........      AAA             1,965             2,058,338
                                                                             ---------------
                                                                                   4,983,338
                                                                             ---------------
ILLINOIS--0.9%
  Illinois Educational Facilities Authority
    Revenue - Loyola University Series A
    Convertible 5.70%, 7/1/24 (f)..........      AAA             1,200             1,234,500
  Illinois Educational Facilities Authority
    Revenue - Loyola University Series A
    Taxable 7.84%, 7/1/24..................      AAA             1,800             1,937,250
                                                                             ---------------
                                                                                   3,171,750
                                                                             ---------------

                                                 STANDARD
                                                   &
                                                 POOR'S        PAR
                                                 RATING       VALUE
                                                 (UNAUDITED)   (000)              VALUE
                                                 -----      ----------       ---------------
PENNSYLVANIA--1.5%
  Pennsylvania Economic Development 9.50%,
    1/1/12.................................      NR         $    3,500       $     2,380,000
  Pittsburgh PA Taxable Pension 6.35%,
    3/1/13 (f).............................      AAA             3,000             2,996,250
                                                                             ---------------
                                                                                   5,376,250
                                                                             ---------------
TOTAL MUNICIPAL BONDS
  (Identified cost $18,261,456).......................................            17,193,213
                                                                             ---------------
ASSET-BACKED SECURITIES--3.3%
  ContiMortgage Home Equity Loan Trust
    98-1B 7.86%, 4/15/29...................      BBB-            8,495             8,575,968
  Green Tree Financial Corp. 94-1, B2
    7.85%, 4/15/19.........................      Baa(c)          2,000             1,993,438
  IMC Home Equity Loan Trust 7.38%
    06/20/29...............................      A               1,654             1,672,607
                                                                             ---------------
TOTAL ASSET-BACKED SECURITIES
  (Identified cost $12,293,472).......................................            12,242,013
                                                                             ---------------
CORPORATE BONDS--21.3%
AUTO PARTS & EQUIPMENT--0.5%
  Titan Tires 144A 7%, 2/11/00 (b).........      NR              2,000             1,960,000
                                                                             ---------------
BANKS (MAJOR-REGIONAL)--0.6%
  First Union Institutional Cap I 8.04%,
    12/1/26................................      BBB+            2,125             2,276,406
                                                                             ---------------
BANKS (MONEY CENTER)--0.9%
  Citicorp Capital 1 7.933%, 2/15/27.......      A-              3,000             3,213,750
                                                                             ---------------
BROADCASTING (TELEVISION RADIO CABLE)--2.7%
  Fox/Liberty Networks LLC 144A 0%, 8/15/07
    (b)....................................      B               2,500             1,712,500
  Fox/Liberty Networks LLC 144A 8.875%,
    8/15/07 (b)............................      B               3,000             3,075,000
  Fox Kids Worldwide 144A 10.25%, 11/1/07
    (b)....................................      B               7,975             5,094,031
                                                                             ---------------
                                                                                   9,881,531
                                                                             ---------------
COMPUTER SOFTWARE & SERVICES--0.4%
  PSINET Inc. 10%, 2/15/05.................      B-              1,500             1,545,000
                                                                             ---------------

                       See Notes to Financial Statements                       3

PHOENIX MULTI-SECTOR FIXED INCOME FUND, INC.
------------------------------------------------------

                                                 STANDARD
                                                   &
                                                 POOR'S        PAR
                                                 RATING       VALUE
                                                 (UNAUDITED)   (000)              VALUE
                                                 -----      ----------       ---------------
DIVERSIFIED MISCELLANEOUS--0.5%
  IBJ Preferred Cap Co. 144A 8.79%,
    12/29/49 (b)...........................      BBB-       $    1,985       $     1,885,407
                                                                             ---------------
GAMING, LOTTERY, PARIMUTUEL COS.--1.8%
  Mashantucket Pequot 144A 6.91%, 9/01/12
    (b)....................................      AAA             1,400             1,452,500
  Trump Atlantic 11.25%, 5/1/06............      B               5,000             5,000,000
                                                                             ---------------
                                                                                   6,452,500
                                                                             ---------------
INSURANCE (MULTI-LINE)--1.9%
  Middletown Trust Notes Series C, PIK
    Interest Capitalization 0%, 7/15/10
    (d)....................................      A+              1,600             7,040,000
                                                                             ---------------
MANUFACTURING (DIVERSIFIED)--0.6%
  Polymer Group 144A 8.75%, 3/1/08 (b).....      B               2,000             2,035,000
                                                                             ---------------
METALS MINING--0.7%
  NSM Steel Ltd. 144A 12.00%, 2/1/06 (b)...      B-              2,800             2,660,000
                                                                             ---------------
MISCELLANEOUS--0.1%
  Indesco International Inc., 144A 9.75%,
    4/15/08 (b)............................      B-                500               501,250
                                                                             ---------------
PERSONAL CARE--1.0%
  Revlon Worldwide Corp. 144A 0%, 3/15/01
    (b)....................................      B-              4,825             3,715,250
                                                                             ---------------
PUBLISHING--0.5%
  Century Communications 144A 0%, 1/15/08
    (b)....................................      BB-             4,200             1,848,000
                                                                             ---------------
SERVICES (COMMERCIAL & CONSUMER)--0.0%
  ARA Services, Inc. 10.625%, 8/1/00.......      BBB-               54                58,320
                                                                             ---------------
TELECOMMUNICATIONS (CELLULAR/WIRELESS)--0.6%
  Comcast Cellular 144A 9.50%, 5/1/07
    (b)....................................      BB+             1,900             1,985,500
                                                                             ---------------
TELECOMMUNICATIONS (LONG DISTANCE)--2.9%
  Hermes Europe Railtel B.V. 144A 11.50%,
    8/15/07 (b)............................      B                 500               568,750
  RCN Corp 144A 9.80%, 2/15/08 (b).........      B(c)            9,000             5,647,500
  RSL Communications PLC 10.125%, 3/1/08...      B-              6,975             4,324,500
                                                                             ---------------
                                                                                  10,540,750
                                                                             ---------------
                                                 STANDARD
                                                   &
                                                 POOR'S        PAR
                                                 RATING       VALUE
                                                 (UNAUDITED)   (000)              VALUE
                                                 -----      ----------       ---------------
TELEPHONE--4.3%
  Bell Technology Group 144A 13%, 5/1/05
    (b)....................................      NR         $    1,600       $     1,616,000
  Interamericas Communication Corp. Unit
    144A 14%, 10/27/07 (b)(j)..............      NR              3,930             4,126,500
  Intermedia Communication 144A 0%, 7/15/07
    (b)....................................      B               4,500             3,301,875
  RNC Corp. 9.80%, 2/15/08 (d).............      B(c)            2,000             1,330,000
  Teligent, Inc. 11.50%, 12/1/07...........      CCC             3,330             3,471,525
  Teligent, Inc. 11.50%, 3/1/08............      NR              3,500             1,999,375
                                                                             ---------------
                                                                                  15,845,275
                                                                             ---------------
TRUCKERS & MARINE--1.3%
  Hvide Marine, Inc. 8.375%, 2/15/08.......      BB              2,500             2,443,750
  Sea Containers 7.875%, 2/15/08...........      BB-             2,500             2,471,875
                                                                             ---------------
                                                                                   4,915,625
                                                                             ---------------
TOTAL CORPORATE BONDS
  (Identified cost $77,549,756).......................................            78,359,564
                                                                             ---------------
NON-AGENCY MORTGAGE BACKED SECURITIES--22.2%
  BTC Mortgage Investors Trust 144A 97-S1,
    D 6.95%, 12/31/09 (b)..................      BBB             3,000             3,004,687
  CS First Boston Corp. 97-SPCE, D 144A
    7.332%, 3/15/09 (b)....................      Bbb(c)          4,928             4,961,880
  CS First Boston Mortgage Securities 144A
    97-1R, 1M4 7.364%, 2/28/22 (b).........      Baa(c)          6,087             6,100,509
  Criimi Mae Trust I 96-C1, A2 144A 7.56%,
    6/30/33 (b)............................      BBB             5,125             5,198,672
  DLJ Mortgage Acceptance Corp. 97-CF2, B1
    144A 7.14%, 11/15/08 (b)...............      BBB-            3,900             3,908,531
  First Boston Mortgage Securities Corp.
    93-5, B2, 7.30%, 7/25/23...............      A+(c)           3,330             3,311,726
  First Chicago/Lennar Trust 97-CHL1, D
    144A 8.11%, 5/29/08 (b)................      BB              4,000             4,018,750
  General Growth Properties 97-C1 D2 144A
    6.992%, 11/10/07 (b)...................      NR              5,000             4,987,500
  Imperial CMB Trust 6.95%, 11/25/29.......      Aaa(c)          4,542             4,529,913

4                      See Notes to Financial Statements

PHOENIX MULTI-SECTOR FIXED INCOME FUND, INC.
------------------------------------------------------

                                                 STANDARD
                                                   &
                                                 POOR'S        PAR
                                                 RATING       VALUE
                                                 (UNAUDITED)   (000)              VALUE
                                                 -----      ----------       ---------------
NON-AGENCY MORTGAGE BACKED SECURITIES--CONTINUED
  Norwest Asset Securities Corp. 96-3, B1
    7.25%, 9/25/26.........................      Bbb(c)     $    3,453       $     3,493,820
  Norwest Asset Securities Corp. 96-3, B2
    7.25%, 9/25/26.........................      Bbb(c)          2,155             2,155,804
  Prudential Home Mortgage Securities 93L,
    3B2 144A 6.641%, 12/25/23 (b)..........      NR              4,770             4,713,356
  Prudential Home Mortgage Securities 144A
    96-A B1 7.958%, 5/28/26 (b)............      NR              3,125             2,927,734
  Resolution Trust Corp. 92-C3, B 9.05%,
    8/25/23................................      AA              2,372             2,400,973
  Resolution Trust Corp. 95-C2, C 7%,
    5/25/27................................      AA                 11                10,622
  Ryland Mortgage Securities Corp. III
    92-A, 1A 8.33%, 3/29/30................      A-                338               343,565
  Structured Asset Securities Corp. 95-C1,
    D 7.375%, 9/25/24......................      BBB             5,110             5,151,519
  Structured Asset Securities Corp. 93-C1,
    B 6.60%, 10/25/24......................      A+              5,250             5,170,015
  Structured Asset Securities Corp. 95-C4,
    D 7%, 6/25/26..........................      BBB             5,450             5,439,781
  Structured Asset Securities Corp. 96-C3,
    C 144A 7.375%, 6/25/30 (b).............      BBB             3,500             3,540,469
  Team Fleet Financing Corp. 144A 7.10%,
    12/15/02 (b)...........................      BBB             3,000             3,027,187
  Wilshire Funding Corp. 97-WFC1, M3 7.25%,
    8/25/27................................      Baa(c)          3,476             3,447,669
                                                                             ---------------
TOTAL NON-AGENCY MORTGAGE BACKED SECURITIES
  (Identified cost $79,813,080).......................................            81,844,682
                                                                             ---------------
FOREIGN GOVERNMENT SECURITIES--31.6%
ALGERIA--0.5%
  Algeria Tranch Unaffected Loans 6.625%,
    4/9/06 (d).............................      NR                909               857,955
  Algeria Tranch A Loans 7.313%, 4/9/09
    (d)....................................      NR              1,364             1,073,864
                                                                             ---------------
                                                                                   1,931,819
                                                                             ---------------
                                                 STANDARD
                                                   &
                                                 POOR'S        PAR
                                                 RATING       VALUE
                                                 (UNAUDITED)   (000)              VALUE
                                                 -----      ----------       ---------------
ARGENTINA--3.9%
  Argentina Govt National 8.75%, 7/10/02...      BBB-       $    3,200(k)    $     2,992,359
  Republic of Argentina 11.75%, 2/12/07....      BBB-            1,750(k)          1,785,214
  Republic of Argentina 144A 11.75%,
    2/12/07 (b)............................      BBB-            3,000(k)          3,060,367
  Republic of Argentina Bocon Pro1 M1, PIK
    Interest Capitalization, Flt 3.058%,
    4/01/07 (d)............................      BBB-            9,029(k)          6,685,065
                                                                             ---------------
                                                                                  14,523,005
                                                                             ---------------
BRAZIL--4.5%
  Republic of Brazil C Bond, PIK Interest
    Capitalization, 8%, 4/15/14 (d)........      BB-            19,840            16,442,061
                                                                             ---------------
BULGARIA--1.6%
  Bulgaria FLIRB Series A Bearer Euro
    2.25%, 7/28/12 (d).....................      B(c)            2,000             1,345,000
  Republic of Bulgaria IAB PDI Euro 6.563%,
    7/28/11 (d)............................      B(c)            5,850             4,621,500
                                                                             ---------------
                                                                                   5,966,500
                                                                             ---------------
COLOMBIA--1.1%
  Republic of Colombia 7.625%, 2/15/07.....      BBB-            3,400             3,187,500
  Republic of Colombia Global Bond 8.375%,
    2/15/27................................      Baa(c)            750               690,937
                                                                             ---------------
                                                                                   3,878,437
                                                                             ---------------
CROATIA--0.9%
  Croatia Series B 6.625%, 7/31/06.........      BBB-            1,849             1,697,518
  Croatia Series A 6.625%, 7/31/10.........      BBB-            1,700             1,509,812
                                                                             ---------------
                                                                                   3,207,330
                                                                             ---------------
ECUADOR--1.1%
  Ecuador Bearer PDI Euro, PIK Interest
    Capitalization 6.625%, 2/27/15 (d).....      B(c)            5,563             3,558,805
  Ecuador Registered PDI Euro, PIK Interest
    Capitalization, 6.625%, 2/27/15 (d)....      B(c)              556               355,881
                                                                             ---------------
                                                                                   3,914,686
                                                                             ---------------

                       See Notes to Financial Statements                       5

PHOENIX MULTI-SECTOR FIXED INCOME FUND, INC.
------------------------------------------------------

                                                 STANDARD
                                                   &
                                                 POOR'S        PAR
                                                 RATING       VALUE
                                                 (UNAUDITED)   (000)              VALUE
                                                 -----      ----------       ---------------
IVORY COAST--0.5%
  Ivory Coast FLIRB 2.00%, 3/29/18 (d).....      NR         $    3,256       $     1,204,720
  Ivory Coast PDI Government Bonds 2.60%,
    3/29/18 (d)............................      NR              1,546               649,320
                                                                             ---------------
                                                                                   1,854,040
                                                                             ---------------
KOREA--1.3%
  Republic of Korea 8.750%, 4/15/03........      BB+               850               854,250
  Republic of Korea 8.875%, 4/15/08........      BB+             1,665             1,641,690
  South Korean Won 0%, 4/29/99.............      NR              3,445             2,187,890
                                                                             ---------------
                                                                                   4,683,830
                                                                             ---------------
MEXICO--2.3%
  United Mexican States Global Bond
    11.375%, 9/15/16.......................      BB              2,750             3,229,187
  United Mexican States Global Bond 11.5%,
    5/15/26................................      BB              4,500             5,428,125
                                                                             ---------------
                                                                                   8,657,312
                                                                             ---------------
PANAMA--1.1%
  Republic of Panama 8.875%, 9/30/27.......      BB+             4,000             3,918,000
                                                                             ---------------
PERU--1.5%
  Peru FLIRB 3.25%, 3/7/17 (d).............      BB              1,750             1,071,875
  Peru FLIRB 144A 3.25%, 3/7/17 (b)(d).....      BB              1,500               918,750
  Peru PDI 4%, 3/7/17 (d)..................      BB              4,250             2,903,281
  Peru PDI 144A 4%, 3/7/17 (b)(d)..........      BB                980               669,463
                                                                             ---------------
                                                                                   5,563,369
                                                                             ---------------
POLAND--3.6%
  Poland PDI Bearer 4%, 10/27/14 (d).......      BBB-            4,500             4,117,500
  Poland Treasury Bill 0%, 10/7/98.........      NR              5,590(g)          1,494,384
  Poland Treasury Bill 0%, 10/21/98........      NR             12,570(g)          3,347,776
  Poland Treasury Bill 0%, 1/13/99.........      NR              9,690(g)          2,469,577
  Poland Treasury Bill 0%, 2/17/99.........      NR              7,620(g)          1,891,874
                                                                             ---------------
                                                                                  13,321,111
                                                                             ---------------
                                                 STANDARD
                                                   &
                                                 POOR'S        PAR
                                                 RATING       VALUE
                                                 (UNAUDITED)   (000)              VALUE
                                                 -----      ----------       ---------------
RUSSIA--4.2%
  Russia Principal Loans 144A 6.719%,
    12/15/15 (b)...........................      NR         $    1,390       $     1,001,669
  Russia Principal Loans 144A 6.719%,
    12/15/20 (b)(d)........................      NR             16,050            10,161,656
  Russia Treasury Bill 0%, 9/12/01.........      NR             19,857(h)          2,044,178
  Russian Federation OFZ Linked Notes
    18.29%, 9/3/99 (d).....................      NR             14,346(h)          2,311,232
                                                                             ---------------
                                                                                  15,518,735
                                                                             ---------------
SOUTH AFRICA--0.9%
  Republic of South Africa 8.50%,
    6/23/17................................      BB+             3,500(i)          3,513,125
                                                                             ---------------
TURKEY--0.6%
  Turkey Treasury Bill 0%, 6/4/98..........      NR         600,000,000(e)         2,182,103
                                                                             ---------------
VENEZUELA--2.0%
  Republic of Venezuela 9.25%, 9/15/27.....      B+              8,250             7,288,875
                                                                             ---------------
TOTAL FOREIGN GOVERNMENT SECURITIES
  (Identified cost $114,276,173)......................................           116,364,338
                                                                             ---------------
FOREIGN CORPORATE BONDS--8.0%
ARGENTINA--0.3%
  Imagen Imasac S.A. 11%, 5/2/05...........      B+              1,000             1,002,500
                                                                             ---------------
BERMUDA--0.2%
  AES China Generating Co. Yankee 10.125%,
    12/15/06...............................      BB-               870               822,150
                                                                             ---------------
BRAZIL--0.3%
  Globo Communications Co. 144A 10.625%,
    12/5/08 (b)............................      BB-               950               965,438
                                                                             ---------------
CANADA--0.2%
  International Utility, Sr. Sub. Notes
    144A 10.75%, 2/1/08 (b)................      B-                750               780,000
                                                                             ---------------
CHILE--1.7%
  Compania Sud Amer Vapore 144A 7.375%,
    12/8/03 (b)............................      BBB             5,000             4,925,000
  Petropower I Funding Trust 144A 7.36%,
    2/15/14 (b)............................      BBB             1,450             1,438,472
                                                                             ---------------
                                                                                   6,363,472
                                                                             ---------------

6                      See Notes to Financial Statements

PHOENIX MULTI-SECTOR FIXED INCOME FUND, INC.
------------------------------------------------------

                                                 STANDARD
                                                   &
                                                 POOR'S        PAR
                                                 RATING       VALUE
                                                 (UNAUDITED)   (000)              VALUE
                                                 -----      ----------       ---------------
CHINA--0.8%
  Greater Beijing 9.25%, 6/15/04...........      BB         $    2,000       $     1,650,000
  Greater Beijing 144A 9.50%, 6/15/07
    (b)....................................      BB              1,700             1,351,500
                                                                             ---------------
                                                                                   3,001,500
                                                                             ---------------
GERMANY--0.6%
  Kabelmedia Holding 0%, 8/1/06 (d)........      B-              3,000             2,340,000
                                                                             ---------------
INDONESIA--1.2%
  APP Finance VII Marritius 3.5%,
    4/30/03................................      NR              2,150             2,163,437
  Asia Pulp & Paper, 144A 12%, 12/29/49
    (b)....................................      B+              2,370             2,061,900
                                                                             ---------------
                                                                                   4,225,337
                                                                             ---------------
MEXICO--1.2%
  Banco Nacional de Mexico 144A 7.57%,
    12/31/00 (b)...........................      NR              4,400             4,424,750
                                                                             ---------------
NETHERLANDS--0.9%
  Kazkommertsbank International 11.25%,
    5/8/01.................................      B+                900               898,110
  Netia Holdings 144A 0%, 11/1/07 (b)(d)...      B               3,250             2,315,625
                                                                             ---------------
                                                                                   3,213,735
                                                                             ---------------
NIGERIA--0.4%
  Nigeria Promissory Notes 5.092%,
    1/5/10.................................      NR              2,112             1,509,108
                                                                             ---------------
VENEZUELA--0.2%
  Petrozuata Finance, Inc. 144A 8.22%,
    4/1/17 (b).............................      BBB-              650               673,400
                                                                             ---------------
TOTAL FOREIGN CORPORATE BONDS
  (Identified cost $29,214,139).......................................            29,321,390
                                                                             ---------------
FOREIGN CONVERTIBLE BONDS--1.6%
CANADA--0.2%
  Petersburg Long Cv. 144A 9%, 6/1/06
    (b)....................................      NR                600               798,000
                                                                             ---------------
MEXICO--0.2%
  Consorcio Groupo Dina Cv. 8%, 8/8/04.....      CCC(c)          1,000               875,000
                                                                             ---------------
RUSSIA--1.2%
  Lukinter Finance BV Reg. S 3.50%,
    5/06/02................................      BB-             3,625             4,386,250
                                                                             ---------------
TOTAL FOREIGN CONVERTIBLE BONDS
  (Identified cost $6,651,142)........................................             6,059,250
                                                                             ---------------

                                                                  SHARES         VALUE
                                                                  -------     ------------
PREFERRED STOCKS--4.5%
BROADCASTING (TELEVISION RADIO CABLE)--1.3%
  American Radio Systems Pfd. PIK...........................      39,480      $  4,668,561
                                                                              ------------
REITS--3.2%
  Home Ownership Funding 2, Step-down Pfd. 144A 13.338%
    (b).....................................................      12,250        11,854,190
                                                                              ------------
TOTAL PREFERRED STOCKS
  (Identified cost $15,475,577)..........................................       16,522,751
                                                                              ------------


                                                                  NUMBER
                                                                    OF
                                                                  CONTRACTS
                                                                  -------
OPTIONS--0.4%
  Argentina FLIRB Call Option 6/8/98 $91.45 (Par Subject to
    Call $4,750,000)........................................         5              66,320
  Brazil Bond Call Options 6/5/98 $83.75 (Par Subject to
    Call $11,370,058).......................................       9.8             107,580
  Brazil EI Call Option 5/13/98 $86.88 (Par Subject to Call
    $9,700,000).............................................        10             250,000
  Bulgaria FLIRB A Call Option 6/5/98 $66.875 (Par Subject
    to Call $4,750,000).....................................      4.75              46,075
  Bulgaria IAB Call Option 7/20/98 $79.63 (Par Subject to
    Call $3,000,000)........................................         3              47,550
  Bulgaria IAB Call Option 7/20/98 $79.75 (Par Subject to
    Call 3,000,000).........................................         3              50,232
  Ecuador Bear PDI Call Option 6/22/98 $63.88 (Par Subject
    to Call $3,338,010).....................................         3              75,357
  Ecuador PDI Call Option 5/20/98 $63.375 (Par Subject to
    Call $3,338,010)........................................         3              51,978
  Mexican Global Call Option 5/8/98 $120.75 (Par Subject to
    Call $5,000,000)........................................         5              12,805
  Mexican Global Call Options 5/14/98 $122.65 (Par Subject
    to Call $10,000,000)....................................        10              35,000
  Peru PDI Call Option 6/9/98 $65.375 (Par Subject to Call
    $5,000,000).............................................         5             131,075
  Polish Bear PDI Call Option 6/8/98 $90.375 (Par Subject to
    Call $5,000,000)........................................         5              84,675
  Russian Principal Call Option 7/27/98 $62.38 (Par Subject
    to Call $4,000,000).....................................         4             132,000
  Russian Principal Call Option 6/1/98 $59.94 (Par Subject
    to Call $5,000,000).....................................         5             180,000
  Venezuela DCB Call Option 7/23/98 $89.10 (Par Subject to
    Call $4,761,905)........................................         5              74,820

                       See Notes to Financial Statements                       7

PHOENIX MULTI-SECTOR FIXED INCOME FUND, INC.
------------------------------------------------------

                                                                  NUMBER
                                                                    OF
                                                                  CONTRACTS      VALUE
                                                                  -------     ------------
OPTIONS--CONTINUED
  Venezuela DCB Call Option 6/8/98 $90.13 (Par Subject to
    Call $4,761,905)........................................         5        $     41,675
                                                                              ------------
TOTAL OPTIONS
  (Identified cost $1,844,297)...........................................        1,387,142
                                                                              ------------
TOTAL LONG-TERM INVESTMENTS--98.0%
  (Identified cost $356,968,853).........................................      360,875,769
                                                                              ------------

                                                 STANDARD
                                                   &
                                                 POOR'S        PAR
                                                 RATING       VALUE
                                                 (UNAUDITED)   (000)              VALUE
                                                 -----      ----------       ---------------
SHORT-TERM OBLIGATIONS--0.2%
COMMERCIAL PAPER--0.2%
  Deutsche Bank Financial 5.55%, 5/1/98....      A-1+       $      685       $       685,000
                                                                             ---------------
TOTAL SHORT-TERM OBLIGATIONS
  (Identified cost $685,000)..........................................               685,000
                                                                             ---------------
TOTAL INVESTMENTS--98.2%
  (Identified cost $357,653,853)......................................           361,560,769(a)
                                                                             ---------------
  Cash and receivables, less liabilities--1.8%........................             6,570,194
                                                                             ---------------
NET ASSETS--100.0%....................................................          $368,130,963
                                                                             ---------------
                                                                             ---------------

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $8,733,456 and gross depreciation of $5,629,621 for income tax purposes. At April 30, 1998, the aggregate cost of securities for federal income tax purposes was $358,456,934.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 1998, these securities amounted to a value of $136,974,518 or 37.2% of net assets.
(c)  As rated by Moody's, Fitch, or Duff & Phelps.
(d) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(e)  Par value represents Turkey Lira.
(f)  All or a portion segregated as collateral.
(g)  Par value represents Polish Zloty.
(h)  Par value represents Russian Rubles.
(i)  Par value represents South African Rand.
(j)  Rights/Warrants incorporated as a unit.
(k)  Par value represents Argentine Pesos.
(l)  Non-income producing.

8                      See Notes to Financial Statements

PHOENIX MULTI-SECTOR FIXED INCOME FUND, INC.
--------------------------------------------------------------------------------

                      STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 1998
                                  (UNAUDITED)

ASSETS
Investment securities at value
  (Identified cost $357,653,853)                              $  361,560,769
Cash                                                                   2,909
Receivables
  Investment securities sold                                      12,351,833
  Fund shares sold                                                 1,620,172
  Dividend and interest                                            6,234,365
                                                              --------------
    Total assets                                                 381,770,048
                                                              --------------
LIABILITIES
Payables
  Investment securities purchased                                 11,821,830
  Income distributions payable                                       486,947
  Fund shares repurchased                                            853,324
  Option written, at value
    (premium received $29,400)                                            --
  Distribution fee                                                   164,938
  Investment advisory fee                                            155,573
  Transfer agent fee                                                  36,194
  Financial agent fee                                                 15,339
  Directors' fee                                                       1,760
Accrued expenses                                                     103,180
                                                              --------------
    Total liabilities                                             13,639,085
                                                              --------------
NET ASSETS                                                    $  368,130,963
                                                              --------------
                                                              --------------
NET ASSETS CONSIST OF:
Capital paid in on shares of common stock                     $  364,098,742
Undistributed net investment income                                  747,315
Accumulated net realized loss                                       (651,410)
Net unrealized appreciation                                        3,936,316
                                                              --------------
TOTAL NET ASSETS                                              $  368,130,963
                                                              --------------
                                                              --------------
CLASS A
Shares of Class A common stock outstanding, $0.10 par value,
  125,000,000 shares authorized
  (Net assets $203,836,629)                                       15,142,256
Net asset value per share                                             $13.46
Offering price per share $13.46/(1-4.75%)                             $14.13
CLASS B
Shares of Class B common stock outstanding, $0.10 par value,
  125,000,000 shares authorized
  (Net assets $159,323,143)                                       11,853,971
Net asset value and offering price per share                          $13.44
CLASS C
Shares of Class C common stock outstanding, $0.10 par value,
  125,000,000 shares authorized
  (Net assets $4,660,905)                                            346,581
Net asset value and offering price per share                          $13.45
CLASS M
Shares of Class M common stock outstanding, $0.10 par value,
  125,000,000 shares authorized
  (Net assets $310,286)                                               23,085
Net asset value price per share                                       $13.44
Offering price per share $13.44/(1-3.50%)                             $13.93

                            STATEMENT OF OPERATIONS
                        SIX MONTHS ENDED APRIL 30, 1998
                                  (UNAUDITED)

INVESTMENT INCOME
Interest                                       $  15,054,263
Dividends                                            704,636
                                               -------------
    Total investment income                       15,758,899
                                               -------------

EXPENSES
Investment advisory fee                              964,773
Distribution fee--Class A                            242,847
Distribution fee--Class B                            771,971
Distribution fee--Class C                              9,844
Distribution fee--Class M                                465
Financial agent fee                                   90,919
Transfer agent                                       216,180
Custodian                                             42,303
Registration                                          37,635
Printing                                              26,840
Professional                                          25,558
Directors                                             10,674
Miscellaneous                                          5,782
                                               -------------
    Total expenses                                 2,445,791
                                               -------------
NET INVESTMENT INCOME                             13,313,108
                                               -------------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
Net realized gain on securities                      853,601
Net realized loss on foreign currency
  transactions                                        (9,975)
Net change in unrealized appreciation on
  investments                                      9,389,368
Net change in unrealized appreciation on
  written options                                     29,400
                                               -------------
NET GAIN ON INVESTMENTS                           10,262,394
                                               -------------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                   $  23,575,502
                                               -------------
                                               -------------

                       See Notes to Financial Statements.                      9

PHOENIX MULTI-SECTOR FIXED INCOME FUND, INC.
------------------------------------------------------

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                SIX MONTHS
                                                                  ENDED
                                                              APRIL 30, 1998     YEAR ENDED
                                                               (UNAUDITED)    OCTOBER 31, 1997
                                                              --------------  -----------------
FROM OPERATIONS
  Net investment income                                        $ 13,313,108    $    23,459,692
  Net realized gain                                                 843,626         18,266,122
  Net change in unrealized appreciation/(depreciation)            9,418,768        (13,926,558)
                                                              --------------  -----------------
  INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               23,575,502         27,799,256
                                                              --------------  -----------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income--Class A                                 (7,817,618)       (13,142,727)
  Net investment income--Class B                                 (5,642,240)        (9,715,503)
  Net investment income--Class C                                    (70,047)              (518)
  Net investment income--Class M                                     (7,175)              (361)
  Net realized gain--Class A                                     (5,956,245)                --
  Net realized gain--Class B                                     (4,765,595)                --
  Net realized gain--Class C                                        (26,550)                --
  Net realized gain--Class M                                         (3,854)                --
                                                              --------------  -----------------
  DECREASE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO
    SHAREHOLDERS                                                (24,289,324)       (22,859,109)
                                                              --------------  -----------------
FROM SHARE TRANSACTIONS
CLASS A
  Net proceeds from the sale of shares (1,747,187 and
    4,562,676 shares, respectively)                              23,403,933         62,841,128
  Net asset value of shares issued from reinvestment of
    distributions
    (742,490 and 619,297 shares, respectively)                    9,819,900          8,494,539
  Cost of shares repurchased (1,528,075 and 3,789,497
    shares, respectively)                                       (20,485,655)       (52,071,617)
                                                              --------------  -----------------
Total                                                            12,738,178         19,264,050
                                                              --------------  -----------------
CLASS B
  Net proceeds from the sale of shares (1,076,946 and
    2,633,503 shares, respectively)                              14,393,001         36,085,338
  Net asset value of shares issued from reinvestment of
    distributions
    (398,361 and 284,957 shares, respectively)                    5,253,820          3,902,825
  Cost of shares repurchased (1,115,656 and 2,207,175
    shares, respectively)                                       (14,964,835)       (30,270,502)
                                                              --------------  -----------------
Total                                                             4,681,986          9,717,661
                                                              --------------  -----------------
CLASS C
  Net proceeds from the sale of shares (359,357 and 21,052
    shares, respectively)                                         4,814,179            297,100
  Net asset value of shares issued from reinvestment of
    distributions (5,590 and 22 shares, respectively)                74,272                303
  Cost of shares repurchased (39,440 and 0 shares,
    respectively)                                                  (532,767)                --
                                                              --------------  -----------------
Total                                                             4,355,684            297,403
                                                              --------------  -----------------
CLASS M
  Net proceeds from the sale of shares (13,229 and 9,212
    shares, respectively)                                           176,976            130,970
  Net asset value of shares issued from reinvestment of
    distributions (5,663 and 17 shares, respectively)                 8,777                240
  Cost of shares repurchased (36 and 0 shares, respectively)           (489)                --
                                                              --------------  -----------------
Total                                                               185,264            131,210
                                                              --------------  -----------------
  INCREASE IN NET ASSETS FROM SHARES TRANSACTIONS                21,961,112         29,410,324
                                                              --------------  -----------------
  TOTAL INCREASE IN NET ASSETS                                   21,247,290         34,350,471
NET ASSETS
  Beginning of period                                           346,883,673        312,533,202
                                                              --------------  -----------------
  END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT
    INCOME OF $747,315 AND $971,287, RESPECTIVELY)             $368,130,963    $   346,883,673
                                                              --------------  -----------------
                                                              --------------  -----------------

10                     See Notes to Financial Statements

PHOENIX MULTI-SECTOR FIXED INCOME FUND, INC.
--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                   CLASS A
                                               -------------------------------------------------------------------------------
                                                  SIX
                                                MONTHS
                                                 ENDED
                                                4/30/98                    YEAR ENDED OCTOBER 31,
                                               (UNAUDITED)     1997          1996          1995          1994          1993
                                               ---------     ---------     ---------     ---------     ---------     ---------
Net asset value, beginning of period           $  13.50      $   13.27     $   12.56     $   11.94     $   14.13     $   13.29
INCOME FROM INVESTMENT OPERATIONS
  Net investment income                            0.51           1.03          0.94          0.96          0.76          1.14
  Net realized and unrealized gain (loss)          0.39           0.18          0.72          0.61         (1.35)         1.08
                                               ---------     ---------     ---------     ---------     ---------     ---------
    TOTAL FROM INVESTMENT OPERATIONS               0.90           1.21          1.66          1.57         (0.59)         2.22
                                               ---------     ---------     ---------     ---------     ---------     ---------
LESS DISTRIBUTIONS
  Dividends from net investment income            (0.52)         (0.98)        (0.95)        (0.95)        (0.77)        (1.19)
  Dividends from net realized gains               (0.42)            --            --            --         (0.63)        (0.17)
  In excess of net investment income                 --             --            --            --         (0.05)        (0.02)
  Tax return of capital                              --             --            --            --         (0.15)           --
                                               ---------     ---------     ---------     ---------     ---------     ---------
    TOTAL DISTRIBUTIONS                           (0.94)         (0.98)        (0.95)        (0.95)        (1.60)        (1.38)
                                               ---------     ---------     ---------     ---------     ---------     ---------
CHANGE IN NET ASSET VALUE                         (0.04)          0.23          0.71          0.62         (2.19)         0.84
                                               ---------     ---------     ---------     ---------     ---------     ---------
NET ASSET VALUE, END OF PERIOD                 $  13.46      $   13.50     $   13.27     $   12.56     $   11.94     $   14.13
                                               ---------     ---------     ---------     ---------     ---------     ---------
                                               ---------     ---------     ---------     ---------     ---------     ---------
Total return(1)                                    6.98%          9.22%        13.75%        13.83%        (4.57)%       17.55%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)          $203,837       $191,486      $169,664      $168,875      $172,966      $176,859
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                               1.06%(3)       1.04%(2)      1.07%         1.10%         1.13%         1.29%
  Net investment income                            7.92%(3)       7.28%         7.56%         8.10%         7.05%         8.27%
Portfolio turnover                                  183%           295%          255%          201%          123%          207%

                                                                                   CLASS B
                                               -------------------------------------------------------------------------------
                                                  SIX
                                                MONTHS
                                                 ENDED
                                                4/30/98                    YEAR ENDED OCTOBER 31,
                                               (UNAUDITED)     1997          1996          1995          1994          1993
                                               ---------     ---------     ---------     ---------     ---------     ---------
Net asset value, beginning of period           $  13.48      $   13.25     $   12.54     $   11.93     $   14.10     $   13.25
INCOME FROM INVESTMENT OPERATIONS
  Net investment income                            0.46           0.92          0.85          0.86          0.68          1.04
  Net realized and unrealized gain (loss)          0.39           0.18          0.71          0.61         (1.36)         1.08
                                               ---------     ---------     ---------     ---------     ---------     ---------
    TOTAL FROM INVESTMENT OPERATIONS               0.85           1.10          1.56          1.47         (0.68)         2.12
                                               ---------     ---------     ---------     ---------     ---------     ---------
LESS DISTRIBUTIONS
  Dividends from net investment income            (0.47)         (0.87)        (0.85)        (0.86)        (0.67)        (1.08)
  Dividends from net realized gains               (0.42)            --            --            --         (0.63)        (0.17)
  In excess of net investment income                 --             --            --            --         (0.05)        (0.02)
  Tax return of capital                              --             --            --            --         (0.14)           --
                                               ---------     ---------     ---------     ---------     ---------     ---------
    TOTAL DISTRIBUTIONS                           (0.89)         (0.87)        (0.85)        (0.86)        (1.49)        (1.27)
                                               ---------     ---------     ---------     ---------     ---------     ---------
CHANGE IN NET ASSET VALUE                         (0.04)          0.23          0.71          0.61         (2.17)         0.85
                                               ---------     ---------     ---------     ---------     ---------     ---------
NET ASSET VALUE, END OF PERIOD                 $  13.44      $   13.48     $   13.25     $   12.54     $   11.93     $   14.10
                                               ---------     ---------     ---------     ---------     ---------     ---------
                                               ---------     ---------     ---------     ---------     ---------     ---------
Total return(1)                                    6.60%          8.42%        12.84%        12.96%        (5.21)%       16.78%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)          $159,323       $154,989      $142,869      $144,020      $156,629      $193,064
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                               1.81%(3)       1.79%(2)      1.82%         1.85%         1.78%         1.99%
  Net investment income                            7.17%(3)       6.52%         6.80%         7.30%         6.46%         7.36%
Portfolio turnover                                  183%           295%          255%          201%          123%          207%

(1) Maximum sales charges are not reflected in the total return calculation.
(2) For the year ended October 31, 1997, the ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.
(3) Annualized.

                       See Notes to Financial Statements                      11

PHOENIX MULTI-SECTOR FIXED INCOME FUND, INC.
------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                       CLASS C                     CLASS M
                                               -----------------------     -----------------------
                                                  SIX          FROM           SIX          FROM
                                                MONTHS       INCEPTION      MONTHS       INCEPTION
                                                 ENDED       10/14/97        ENDED       10/14/97
                                                4/30/98         TO          4/30/98         TO
                                               (UNAUDITED)   10/31/97      (UNAUDITED)   10/31/97
                                               ---------     ---------     ---------     ---------
Net asset value, beginning of period           $  13.48      $  14.22      $  13.48      $  14.22
INCOME FROM INVESTMENT OPERATIONS
  Net investment income                            0.47          0.04          0.50          0.04
  Net realized and unrealized gain (loss)          0.39         (0.74)         0.38         (0.73)
                                               ---------     ---------     ---------     ---------
    TOTAL FROM INVESTMENT OPERATIONS               0.86         (0.70)         0.88         (0.69)
                                               ---------     ---------     ---------     ---------
LESS DISTRIBUTIONS
  Dividends from net investment income            (0.47)        (0.04)        (0.50)        (0.05)
  Dividends from net realized gains               (0.42)           --         (0.42)           --
                                               ---------     ---------     ---------     ---------
    TOTAL DISTRIBUTIONS                           (0.89)        (0.04)        (0.92)        (0.05)
                                               ---------     ---------     ---------     ---------
CHANGE IN NET ASSET VALUE                          (.03)        (0.74)         (.04)        (0.74)
                                               ---------     ---------     ---------     ---------
NET ASSET VALUE, END OF PERIOD                 $  13.45      $  13.48      $  13.44      $  13.48
                                               ---------     ---------     ---------     ---------
                                               ---------     ---------     ---------     ---------
Total return(1)                                    6.66%        (5.00)%(2)     6.85%        (4.97)%(2)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)            $4,661          $284          $310          $124
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                               1.81%(3)      1.62%(3)      1.31%(3)      1.27%(3)
  Net investment income                            7.17%(3)      4.75%(3)      7.67%(3)      6.19%(3)
Portfolio turnover                                  183%          295%          183%          295%

(1) Maximum sales charges are not reflected in the total return calculation.
(2) Not annualized
(3) Annualized

12                     See Notes to Financial Statements

PHOENIX MULTI-SECTOR FIXED INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 1998 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

  Phoenix Multi-Sector Fixed Income Fund, Inc. (the "Fund") is organized as a Maryland corporation and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's investment objective is to maximize current income consistent with the preservation of capital by investing in fixed income securities. The Fund offers Class A, Class B, Class C and Class M shares. Class M shares have been closed to new investors. Class A shares are sold with a front-end sales charge of up to 4.75%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a 1% contingent deferred sales charge if redeemed within one year of purchase. Class M shares are sold with a front-end sales charge of up to 3.50%. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. Income and expenses of the Fund are borne pro rata by the holders of all classes of shares, except that each class bears distribution expenses unique to that class.

  The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses. Actual results could differ from those estimates.

A. SECURITY VALUATION:

  Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost which approximates market. All other securities and assets are valued at their fair value as determined in good faith by or under the direction of the Directors.

B. SECURITY TRANSACTIONS AND RELATED INCOME:

  Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to income using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C. INCOME TAXES:

  It is the policy of the Fund to comply with the requirements of the Internal Revenue Code (the "Code"), applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. In addition, the Fund intends to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.

D. DISTRIBUTIONS TO SHAREHOLDERS:

  Distributions to shareholders are declared and recorded daily. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include the treatment of expiring capital loss carryforwards, foreign currency gain/loss, and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital.

E. FOREIGN CURRENCY TRANSLATION:

  Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement dates of a portfolio transaction, is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Fund does not separate that portion of the results of operations arising from changes in exchange rates and that portion arising from changes in the market prices of securities.

F. WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS:

  The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains collateral for the securities purchased. Securities purchased on a when-issued or delayed delivery basis begin earning interest on the settlement date.

2. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS

  As compensation for its services to the Fund, the Investment Adviser, National Securities and Research Corporation, an indirect majority-owned subsidiary of Phoenix Home Life Mutual Insurance Company ("PHL"), is entitled to a fee at an annual rate of 0.55% for the first $1 billion of the average daily net assets of the Fund.

  As Distributor of the Fund's shares, Phoenix Equity Planning Corp. ("PEPCO"), an indirect majority-owned subsidiary of PHL, has advised the Fund that it retained net selling commissions of $37,788 for Class A shares and $806 for Class M shares, and deferred sales charges of $104,082 for Class B and $214 for Class C shares during the six months ended April 30, 1998. In addition, the Fund pays PEPCO a distribution fee at an annual

PHOENIX MULTI-SECTOR FIXED INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 1998 (UNAUDITED) (CONTINUED)

rate of 0.25% for Class A shares, 1.00% for Class B shares, 1.00% for Class C shares and 0.50% for Class M shares of the average daily net assets of the Fund. The Distribution Plan for Class A shares provides for fees to be paid up to a maximum on an annual basis of 0.30%; the Distributor has voluntarily agreed to limit the fee to 0.25%. The Distributor has advised the Fund that of the total amount expensed during the six months ended April 30, 1998, $686,089 was earned by the Distributor, $308,710 was paid to unaffiliated participants, and $30,328 was paid to W.S. Griffith, an indirect subsidiary of PHL.

  As Financial Agent of the Fund, PEPCO received a fee for bookkeeping, administration, and pricing services at an annual rate of 0.05% of average daily net assets up to $100 million, 0.04% of average daily net assets of $100 million to $300 million, 0.03% of average daily net assets of $300 million through $500 million, and 0.015% of average daily net assets greater than $500 million: a minimum fee may apply. PEPCO serves as the Fund's Transfer Agent with State Street Bank and Trust Company as sub-transfer agent. For the year ended April 30, 1998, transfer agent fees were $216,180 of which PEPCO retained $100,222 which is net of the fees paid to State Street.

  At April 30, 1998, PHL and affiliates held 153,993 Class A shares, 13 Class B shares, 7,490 Class C shares and 7,368 Class M shares of the Fund with a combined value of $2,272,684.

3. PURCHASE AND SALE OF SECURITIES

  Purchases and sales of securities, excluding short-term securities and options, during the six months ended April 30, 1998, aggregated $643,941,764 and $651,109,930, including $24,959,163, and $44,045,867 of U.S. Government and
agency securities, respectively.

  At April 30, 1998, the Phoenix Multi-Sector Fixed Income Fund had outstanding written options as follows:

                           PAR
                        SUBJECT TO     EXPIRATION     EXERCISE     MARKET
    CALL OPTION            CALL           DATE          PRICE       VALUE
--------------------  --------------  -------------  -----------  ---------
Republic of Brazil
 EI-L Euro 6.875%,
 4/15/06                $9,700,000           5/98     $  91.875   $      --

  Written option activity for the six months ended April 30, 1998 aggregated the following:

                                       NUMBER OF    AMOUNT OF
                                        OPTIONS      PREMIUM
                                      -----------  -----------
Options outstanding at October 31,
 1997                                         --    $      --
Options written                               10       29,400
Options canceled in closing purchase
 transactions                                 --           --
Options expired                               --           --
Options exercised                             --           --
                                      -----------  -----------
Options outstanding at April 30,
 1998                                         10    $  29,400
                                      -----------  -----------
                                      -----------  -----------

4. CREDIT RISK

  In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a fund's ability to repatriate such amounts.

5. LOAN AGREEMENTS

  The Fund may invest in direct debt instruments, which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. The Fund's investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. For loans which the Fund is a participant, the Fund may not sell its participation in the loan without the lender's prior consent. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling to pay the principal and interest when due.

This report is not authorized for distribution to prospective investors in the Phoenix Multi-Sector Fixed Income Fund, Inc. unless preceded or accompanied by an effective Prospectus which includes information concerning the sales charge, Fund's record and other pertinent information.

PHOENIX MULTI-SECTOR FIXED
INCOME FUND, INC.
101 Munson Street
Greenfield, Massachusetts 01301

DIRECTORS
Robert Chesek
E. Virgil Conway
Harry Dalzell-Payne
Francis E. Jeffries
Leroy Keith, Jr.
Philip R. McLoughlin
Everett L. Morris
James M. Oates
Calvin J. Pedersen
Herbert Roth, Jr.
Richard E. Segerson
Lowell P. Weicker, Jr.

OFFICERS
Philip R. McLoughlin, President
Michael E. Haylon, Executive Vice President
James D. Wehr, Senior Vice President
David L. Albrycht, Vice President
William E. Keen, III, Vice President
William R. Moyer, Vice President
Leonard J. Saltiel, Vice President
Nancy G. Curtiss, Treasurer
G. Jeffrey Bohne, Secretary

INVESTMENT ADVISER
National Securities & Research Corporation
56 Prospect Street
Hartford, Connecticut 06115-0480

PRINCIPAL UNDERWRITER
Phoenix Equity Planning Corporation
100 Bright Meadow Boulevard
P.O. Box 2200
Enfield, Connecticut 06083-2200

TRANSFER AGENT
Phoenix Equity Planning Corporation
100 Bright Meadow Boulevard
P.O. Box 2200
Enfield, Connecticut 06083-2200

CUSTODIAN
State Street Bank and Trust Company
P.O. Box 351
Boston, Massachusetts 02101

                                                        ---------------
PHOENIX FUNDS                                           BULK RATE MAIL
P.O. Box 2200                                            U.S. POSTAGE
Enfield CT 06083-2200                                        PAID
                                                        SPRINGFIELD, MA
                                                         PERMIT NO. 444
                                                        ---------------

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